Other Operating Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Expenses [Abstract]
Depreciation	$ 112,201	$ 66,323
Travel expenses	167,782	27,412
Entertainment expenses	65,688	66,685
Promotion expenses	91,532	25,433
Car expenses	92,501	83,805
Legal and consulting expenses	354,045	239,948
Bank charges	391,882	266,140
Audit-related expense	200,015	205,554
Other expenses	342,656	130,630
Total	$ 1,818,302	$ 1,111,930